Northern Lights Fund Trust III

Persimmon Long/Short Fund

Incorporated herein by reference is the definitive version of the supplement for the Persimmon Long/Short Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 13, 2015, (SEC Accession No. 0001580642-15-000690).